UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740
         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $165,945 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACADIA RLTY TR                 COM SH BEN INT   004239109     2353   139902 SH       SOLE                   139902        0        0
AMB PROPERTY CORP              COM              00163T109    10620   447900 SH       SOLE                   447900        0        0
APARTMENT INVT & MGMT CO       CL A             03748R101     3490   180200 SH       SOLE                   180200        0        0
BOSTON PROPERTIES INC          COM              101121101     8340   116900 SH       SOLE                   116900        0        0
BROOKFIELD PPTYS CORP          COM              112900105     6033   429680 SH       SOLE                   429680        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     4579   121263 SH       SOLE                   121263        0        0
COUSINS PPTYS INC              COM              222795106     7131  1058010 SH       SOLE                  1058010        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     6831   689988 SH       SOLE                   689988        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     3634    75356 SH       SOLE                    75356        0        0
EXTRA SPACE STORAGE INC        COM              30225T102     3528   253800 SH       SOLE                   253800        0        0
HCP INC                        COM              40414L109     6011   186400 SH       SOLE                   186400        0        0
HOME PROPERTIES INC            COM              437306103     7000   155307 SH       SOLE                   155307        0        0
MACK CALI RLTY CORP            COM              554489104     7065   237637 SH       SOLE                   237637        0        0
MID-AMER APT CMNTYS INC        COM              59522J103     4900    95206 SH       SOLE                    95206        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     5385   150541 SH       SOLE                   150541        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107     3355   274532 SH       SOLE                   274532        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202     3211   317955 SH       SOLE                   317955        0        0
REGENCY CTRS CORP              COM              758849103     3485   101300 SH       SOLE                   101300        0        0
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103    59610   577500 SH       SOLE                   577500        0        0
TAUBMAN CTRS INC               COM              876664103     5669   150653 SH       SOLE                   150653        0        0
UDR INC                        COM              902653104     3715   194195 SH       SOLE                   194195        0        0